Stock-Based Compensation - Summary of Stock Option Activity and Related Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock Options
Beginning balance (in shares)	1,140,566
Granted (in shares)	0	0
Exercised (in shares)	0
Expired (in shares)	(718,066)
Ending balance (in shares)	422,500	1,140,566
Vested and expected to vest (in shares)	250,000
Exercisable (in shares)	250,000
Weighted Average Exercise Price Per Share
Beginning balance (in dollars per share)	$ 20.73
Granted (in dollars per share)	0
Exercised (in dollars per share)	0
Expired (in dollars per share)	20.29
Ending balance (in dollars per share)	21.49	$ 20.73
Vested and expected to vest (in dollars per share)	15.53
Exercisable (in dollars per share)	$ 15.53
Weighted Average Remaining Contractual Term
Outstanding at end of period	2 years 2 months 8 days
Vested and expected to vest	1 year 4 months 13 days
Exercisable	1 year 4 months 13 days
Aggregate Intrinsic Value
Vested and expected to vest	$ 352
Exercisable	$ 352